                               [NEW ENGLAND LOGO]
                                NEW ENGLAND FUNDS
                            Where The Best Minds Meet


SEMIANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
GOVERNMENT
SECURITIES FUND



                              [ARTWORK APPEARS HERE]


JUNE 30, 1995

                                                                   July 20, 1995


DEAR SHAREHOLDER:

   We have good news to present in this Semiannual Report for New England Government Securities Fund, which includes your Portfolio Manager's commentary and complete financial information.

MARKET OVERVIEW

   Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

   The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500(R) Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

YOUR FINANCIAL ADVISER -- A TRUSTED ALLY

   As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

   Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

   We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,

        /s/PETER S. VOSS                /s/HENRY L.P. SCHMELZER

        Peter S. Voss                   Henry L.P. Schmelzer
        Chairman                        President

NEW ENGLAND GOVERNMENT SECURITIES FUND


INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you
with a general sense of how your Fund performed. To put this    information  in
context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                   A $10,000 INVESTMENT IN CLASS A SHARES

    Compared to the Lehman Gov't. Bond Index(4) and the Cost of Living (5)

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Gov't Bond Index(4) and the Cost of Living(5). The data points from the graph are as follows:

New England Government Securities Fund - Net Asset Value(1)

Year            Amount
----            ------
9/85            $10,000
6/86            $11,438
6/87            $11,655
6/88            $12,512
6/89            $13,768
6/90            $14,324
6/91            $15,088
6/92            $17,829
6/93            $19,803
6/94            $19,259
6/95            $21,506


New England Government Securities Fund - With Maximum Sales Charge(2)

Year            Amount
----            ------
9/85            $ 9,550
6/86            $10,923
6/87            $11,131
6/88            $11,949
6/89            $13,149
6/90            $13,680
6/91            $14,409
6/92            $17,027
6/93            $18,912
6/94            $18,392
6/95            $20,538


Lehman Gov't(4)

Year            Amount
----            ------
9/85            $10,000
6/86            $11,809
6/87            $12,296
6/88            $13,181
6/89            $14,773
6/90            $15,797
6/91            $17,399
6/92            $19,794
6/93            $22,347
6/94            $22,047
6/95            $24,705


Cost of Living(5)

Year            Amount
----            ------
9/85            $10,000
6/86            $10,105
6/87            $10,481
6/88            $10,893
6/89            $11,456
6/90            $11,992
6/91            $12,555
6/92            $12,943
6/93            $13,330
6/94            $13,617
6/95            $14,004


  This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND GOVERNMENT SECURITIES FUND


                      AVERAGE ANNUAL TOTAL RETURNS 6/30/95

 Class A (Inception 9/16/85)       Year to Date    1 Year        5 Years  Since Inception
 Net Asset Value(1)                   12.17%        11.67%         8.47%       8.14%

 With Max. Sales Charge(2)             7.14         6.64           7.48        7.63

 Lipper General Gov't. Average(6)     10.49         10.85          8.26        n/a

  Class B (Inception 9/21/93)      Year to Date    1 Year    Since Inception
 Net Asset Value(1)                   11.74%        10.81%         2.00%

 With CDSC(3)                          7.74          6.81          0.44

 Lehman Gov't. Bond Index(4)          12.06         11.20          3.99

 Lipper General Gov't. Average(6)     10.49         10.85          n/a

  Class Y (Inception 3/31/94)      Year to Date    1 Year    Since Inception
 Net Asset Value(1)                   12.32%        12.01%         7.91%

 Lehman Gov't. Bond Index(4)          12.06         11.20          8.53

 Lipper General Gov't. Average(6)     10.49         10.85          n/a

    These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

    NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.50% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) Lehman Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND GOVERNMENT SECURITIES FUND


[PHOTO]
NEW ENGLAND GOVERNMENT
SECURITIES FUND
Portfolio Manager:  Eric Gutterson
Back Bay Advisors, L.P.(R)

THE MARKET

The bond market rallied strongly in the first six months of 1995 as fixed-income investors drew reassurance from evidence of a slowing U.S. economy. The latest Federal Reserve Board interest rate increase, in February 1995, came just a year after the first of seven rate hikes the Fed made to cool an economy it feared was growing at an excessive, inflationary pace. Inflation represents a major negative for bond investors. Sluggish economic activity, which implies low inflation, led bond prices higher beginning early in the year, in anticipation of lower rates to come.

The economic scenario that has been playing out is essentially the soft landing -- a slackening without a recession -- that the investment community had been hoping for. A drop in consumer demand for autos, housing and manufactured goods has led the slowdown. In the latter part of 1994, manufacturers were expanding, thanks to strong export sales and positive consumer sentiment. Companies boosted production and increased employment to meet anticipated demand for goods. In part because of fast- rising interest rates, the demand did not materialize.

NEW ENGLAND GOVERNMENT SECURITIES FUND




Businesses generally proceed cautiously in a slowing economy. They are inclined to let inventories work down until signs appear of stronger consumer buying patterns. This year firms have allowed inventories to contract to a point where they are more in line with current sales levels. Consumers, on the other hand, are still carrying high debt burdens which they are not paying down; rather, they are lowering monthly expenses by exchanging high-cost for low-cost debt.

HOW YOUR FUND PERFORMED

From January through June, the bond market delivered positive returns in virtually all sectors. New England Government Securities Fund had a total return of 12.17% on net asset value for Class A shares and 11.74% for Class B shares. These figures compare to 12.06% for the Lehman Government Bond Index(4).

YOUR FUND'S INVESTMENT STRATEGY

To take advantage of the soft landing and in anticipation of declining rates, we extended the Fund's duration -- a measure of its sensitivity to interest rate changes -- to 6.6 years. This means that the Fund's price movements would be akin to those of an 8.5 year U.S. Treasury Bond, a substantially more bullish posture than the 4.3-year duration in effect at year end.

We also increased the Fund's emphasis on direct U.S. Treasury obligations (as distinct from agency obligations, whose government backing is indirect) from 71% at

NEW ENGLAND GOVERNMENT SECURITIES FUND




year end to 93% at the end of June. Treasury securities are not callable, so they give the Fund greater assurance of a steadier, more predictable income flow. A greater concentration in Treasuries is also designed to protect the Fund against the credit risk implicit in a slowing economy. One reason the Fed might sustain rates at levels that are still fairly high is to protect the dollar, despite the recession risk that such a policy suggests.

Finally, we have taken a more bullish approach to our exposure along the yield curve. Over the last six months, the portfolio's holdings, which had been defensively "barbelled" in short and long maturities, became more concentrated in intermediate issues to take advantage of further potential rate cuts.

INVESTMENT OUTLOOK

In our December 1994 report to shareholders, we expressed confidence in the steps the Federal Reserve was taking to keep inflation under control. Now, however, we feel that Fed policy is too restrictive for today's slower economic conditions. The U.S. economy will need some stimulus to regain its momentum, and there is no better stimulus than lower interest rates. Just after the close of our reporting period, the Fed took a modest step in that direction, cutting the Fed Funds rate by 1/4 of a percentage point.

Now the Federal Reserve Board's challenge is to avoid reheating the economy and sparking inflation by letting rates fall too far. Ideally, the Fed will facilitate a

NEW ENGLAND GOVERNMENT SECURITIES FUND




more measured economic expansion. A moderately expanding, only mildly inflationary economy has traditionally represented a very positive environment for fixed-income investors.

These factors, especially if supported by reduced federal deficits, could go a long way to reassuring investors overseas. The result could be increased foreign participation in our securities markets, as the belief grows that this country is learning once again to manage its finances.

NEW ENGLAND GOVERNMENT SECURITIES FUND


TREASURY YIELD CURVE

The "yield curve" illustrates the yields available on U.S. Treasury securities of varying maturities, ranging from 3-month Treasury bills to 30-year Treasury bonds. Under normal conditions, a security with a longer maturity will offer a higher yield than a shorter term security, to compensate the bond holder for tying up money for longer periods of time. The chart below illustrates the yield curve as of the beginning of 1995 and as of June 30, 1995. As you can see, long-term rates dropped substantially, with the 30-year bond falling more than
1.25 percentage points, from 7.88% to 6.62%.

                        THE YIELD CURVE JAN-JUNE, 1995

A chart in the form of a line graph appears here, illustrating the yield curve of U.S. Treasury securities as of the beginning of 1995 and as of June 30, 1995. The data points from the graph are as follows:

As of 1/2/95:

Maturity        Yield
--------        -----
3 Month         5.68%
6 Month         6.50%
1 Year          7.16%
3 Year          7.78%
5 Year          7.83%
10 Year         7.83%
30 Year         7.88%

As of 6/30/95:

Maturity        Yield
--------        -----
3 Month         5.56%
6 Month         5.58%
1 Year          5.62%
3 Year          5.85%
5 Year          5.97%
10 Year         6.20%
30 Year         6.62%

Source: Bloomberg

What caused this dramatic drop in just six months? During the first half of the year the economy showed clear signs of a slowdown, which indicated that inflation was under control and would not resurface as a threat. (Inflation is the bond market's primary enemy because it eats away at the value of fixed income investments). The markets responded enthusiastically, driving down long term rates. Bond prices, which move in the opposite direction from interest rates, moved sharply upwards in an impressive rebound from last year's sell-off.

                               [NEW ENGLAND LOGO]
                                NEW ENGLAND FUNDS
                            Where The Best Minds Meet


PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
GOVERNMENT SECURITIES
FUND






JUNE 30, 1995

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--98.0% OF TOTAL NET ASSETS

   FACE
  AMOUNT      DESCRIPTION                                                     VALUE (A)
    -------------------------------------------------------------------------------------
             GOVERNMENT AGENCIES--4.6% (B)
$   534,102  Government National Mortgage Association 8.500%, 2/15/2006..... $    555,300
  1,073,069  Government National Mortgage Association 9.000% with various
               maturities to 2016...........................................    1,128,396
    370,333  Government National Mortgage Association 9.500% with various
               maturities to 2009...........................................      393,131
  1,060,683  Government National Mortgage Association 10.000% with various
               maturities to 2016...........................................    1,145,577
  1,268,596  Government National Mortgage Association 12.000% with various
               maturities to 2015...........................................    1,446,199
    307,985  Government National Mortgage Association 13.000% with various
               maturities to 2015...........................................      362,075
    581,073  Government National Mortgage Association 13.250% with various
               maturities to 2014...........................................      687,482
    735,620  Government National Mortgage Association 13.500% with various
               maturities to 2013...........................................      868,032
    494,408  Government National Mortgage Association 14.000% with various
               maturities to 2014...........................................      586,492
                                                                              -----------
                                                                                7,172,684
                                                                              -----------
             U.S. GOVERNMENT--93.4%
 20,000,000  U.S. Treasury Bonds 9.875%, 11/15/2015.........................   27,053,400
 22,000,000  U.S. Treasury Bonds 10.750%, 8/15/2005.........................   29,219,740
 15,000,000  U.S. Treasury Bonds 11.250%, 2/15/2015.........................   22,520,100
 10,000,000  U.S. Treasury Bonds 11.875%, 11/15/2003........................   13,636,000
 15,000,000  U.S. Treasury Bonds 12.375%, 5/15/2004.........................   21,179,250
 25,000,000  U.S. Treasury Bond Strip Zero Coupon, 11/15/2021...............    4,201,000
 26,500,000  U.S. Treasury Notes 9.250%, 8/15/1998..........................   28,967,150
                                                                              -----------
                                                                              146,776,640
                                                                              -----------
             Total Bonds and Notes (Identified Cost $149,494,244)...........  153,949,324
                                                                              -----------

OPTIONS--0.2%

 CONTRACTS     DESCRIPTION                                         STRIKE        PRICE
       -------------------------------------------------------------------------------------
        250  U.S. Treasury Notes December 10 Year Put............   $ 107.00         109,375
        250  U.S. Treasury Notes September 10 Year Put...........     109.00         285,156
                                                                                 -----------
             Total Options (Identified Cost $507,158).........................       394,531
                                                                                 -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED

Investments as of June 30, 1995
(unaudited)

SHORT-TERM INVESTMENT--0.2%

    FACE
   AMOUNT    DESCRIPTION                                                     VALUE (a)
    -------------------------------------------------------------------------------------
    $340,000 Household Finance Corp. 6.050%, 7/03/1995...................... $    339,886
                                                                              -----------
             Total Short-Term Investment (Identified Cost $339,886).........      339,886
                                                                              -----------
             Total Investments--98.4% (Identified Cost $150,341,288) (c)....  154,683,741
             Cash and Receivables...........................................    3,174,646
             Liabilities....................................................     (736,519)
                                                                              -----------
             Total Net Assets--100%......................................... $157,121,868
                                                                              ===========
(a)  See Note 1a.
(b)  The Fund's investments in mortgage backed securities of the Government
     National Mortgage Association are interests in separate pools of mortgages. All separate investments of each of these issues, which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.
(c)  Federal Tax Information: At June 30, 1995 the net unrealized appreciation on investments based on cost for federal income tax purposes of $150,341,288 was as follows:
     Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost............................. $ 4,769,354
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value.............................    (426,901)
                                                                             ----------
     Net unrealized appreciation........................................... $ 4,342,453
                                                                             ==========
     At December 31, 1994 the Fund had a capital loss carryover of approximately $17,959,000 which expires December 31, 2002. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES

June 30, 1995
(unaudited)

ASSETS
  Investments at value..........................................             $154,683,741
  Cash..........................................................                    1,595
  Receivable for:
    Fund shares sold............................................                   28,587
    Accrued interest............................................                3,144,464
                                                                              -----------
                                                                              157,858,387
LIABILITIES
  Payable for:
    Fund shares redeemed........................................  $ 450,392
    Dividends declared..........................................    102,477
  Accrued expenses:
    Management fees.............................................     81,913
    Deferred trustees' fees.....................................     37,512
    Accounting and administrative...............................      4,124
    Other expenses..............................................     60,101
                                                                    -------
                                                                                  736,519
                                                                              -----------
                                                                             $157,121,868
                                                                              ===========
NET ASSETS
  Net Assets consist of:
    Capital paid in.............................................             $165,807,512
    Undistributed net investment income.........................                  200,748
    Accumulated net realized losses.............................              (13,228,845)
    Unrealized appreciation on investments......................                4,342,453
                                                                              -----------
NET ASSETS......................................................             $157,121,868
                                                                              ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($148,644,669 divided by 13,134,116 shares of beneficial
  interest).....................................................                   $11.32
                                                                                    =====
Offering price per share (100/95.5 of $11.32)...................                   $11.85*
                                                                                    =====
Net asset value and offering price of Class B shares ($3,763,544
  divided by 332,385 shares of beneficial interest).............                   $11.32**
                                                                                    =====
Net asset value, offering price and redemption price of Class Y shares ($4,713,655 divided by 416,097 shares of beneficial
  interest).....................................................                   $11.33
                                                                                    =====
Identified cost of investments..................................             $150,341,288
                                                                              ===========

 * Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS

Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
  Interest.....................................................                $ 6,272,109
  Expenses
    Management fees............................................  $   497,016
    Service fees--Class A......................................      182,737
    Service and Distribution Fees--Class B.....................       16,233
    Trustees' fees and expenses................................       14,088
    Accounting and administrative..............................       26,716
    Custodian..................................................       68,137
    Transfer agent.............................................      166,920
    Audit and tax services.....................................       23,000
    Legal......................................................       12,994
    Printing...................................................       26,583
    Registration...............................................       16,429
    Miscellaneous..............................................        7,548     1,058,401
                                                                  ----------    ----------
  Net investment income........................................                  5,213,708
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND
  FUTURES CONTRACTS
  Realized gain (loss) on:
  Investments--net.............................................    5,704,086
  Options closed--net..........................................   (1,010,376)
  Futures contracts closed--net................................    1,025,813
                                                                  ----------
  Total realized gain on investment transactions...............    5,719,523
  Unrealized appreciation on investments--net..................    6,765,823
                                                                  ----------
  Net gain on investment transactions..........................                 12,485,346
                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................                $17,699,054
                                                                                ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

                                                           YEAR ENDED    SIX MONTHS ENDED
                                                          DECEMBER 31,       JUNE 30,
                                                              1994             1995
                                                          -----------    ---------------
FROM OPERATIONS
  Net investment income.................................  $ 11,300,782     $  5,213,708
  Net realized gain (loss) on investment transactions...   (19,482,114)       5,719,523
  Unrealized appreciation (depreciation) on
    investments.........................................    (1,649,028)       6,765,823
                                                           -----------    -------------
  Increase (decrease) in net assets from operations.....    (9,830,360)      17,699,054
                                                           -----------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A.............................................   (10,319,365)      (4,802,726)
    Class B.............................................      (128,881)         (94,018)
    Class Y.............................................      (224,780)        (151,648)
                                                           -----------    -------------
                                                           (10,673,026)      (5,048,392)
                                                           -----------    -------------
  Decrease from capital share transactions..............    (8,338,702)     (10,377,559)
                                                           -----------    -------------
  Total increase (decrease) in net assets...............   (28,842,088)       2,273,103
NET ASSETS
  Beginning of the period...............................   183,690,853      154,848,765
                                                           -----------    -------------
  End of the period.....................................  $154,848,765     $157,121,868
                                                           ===========    =============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period...............................  $          0     $     35,432
                                                           ===========    =============
  End of the period.....................................  $     35,432     $    200,748
                                                           ===========    =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

(unaudited)

                                                            CLASS A
                                      ---------------------------------------------------
                                                                                    SIX MONTHS
                                                                                      ENDED
                                              YEAR ENDED DECEMBER 31,                JUNE 30,
                                    1990      1991      1992      1993      1994       1995
                                  -------   -------   -------   -------   -------   ---------
Net Asset Value, Beginning of
  Period......................... $  11.99  $  11.38  $  11.92  $  11.73  $  11.75   $  10.43
                                   -------   -------   -------   -------   -------   --------
Income From Investment Operations
  Net Investment Income..........     0.86      0.82      0.70      0.72      0.69       0.37
Net Realized and Unrealized Gain
  (Loss) on Investments..........    (0.27)     0.75      0.07      0.32     (1.32)      0.88
                                   -------   -------   -------   -------   -------   --------
Total From Investment
  Operations.....................     0.59      1.57      0.77      1.04     (0.63)      1.25
                                   -------   -------   -------   -------   -------   --------
Less Distributions
Distributions From Net Investment
  Income.........................    (0.89)    (0.82)    (0.68)    (0.72)    (0.69)     (0.36)
Distributions From Net Realized
  Capital Gains..................     0.00     (0.21)    (0.28)    (0.30)     0.00       0.00
Distributions From Paid-in
  Capital........................    (0.31)     0.00      0.00      0.00      0.00       0.00
                                   -------   -------   -------   -------   -------   --------
Total Distributions..............    (1.20)    (1.03)    (0.96)    (1.02)    (0.69)     (0.36)
                                   -------   -------   -------   -------   -------   --------
Net Asset Value, End of Period... $  11.38  $  11.92  $  11.73  $  11.75  $  10.43   $  11.32
                                   =======   =======   =======   =======   =======   ========
Total Return (%).................      5.7      14.9       6.8       9.0      (5.5)      12.2(b)
Ratio of Operating Expenses to
  Average Net Assets (%).........     1.21      1.21      1.23      1.22      1.29       1.37(a)
Ratio of Net Investment Income to
  Average Net Assets (%).........     7.63      7.28      5.92      5.70      6.66       6.73(a)
Portfolio Turnover Rate (%)......      737       305       730       276       809        758(a)
Net Assets, End of Period
  (000).......................... $181,343  $180,198  $178,030  $182,436  $147,986   $148,645

(a) Computed on an annualized basis.
(b) Not computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS--CONTINUED

(unaudited)

                                          CLASS B                            CLASS Y
                           -------------------------------------      ---------------------
                         SEPTEMBER 23(A)       YEAR      SIX MONTHS  MARCH 31(A)   SIX MONTHS
                             THROUGH          ENDED        ENDED       THROUGH       ENDED
                           DECEMBER 31,    DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                               1993            1994         1995         1994         1995
                         ---------------   -----------   ---------   -----------   ---------
Net Asset Value,
  Beginning of Period...      $12.26          $11.75       $10.43       $11.20       $10.44
                          ----------        --------      -------     --------      -------
Income From Investment
  Operations
Net Investment Income...        0.16            0.60         0.33         0.54         0.39
Net Realized and
  Unrealized Gain (Loss)
  on Investments........       (0.30)          (1.32)        0.88        (0.77)        0.88
                          ----------        --------      -------     --------      -------
Total From Investment
  Operations............       (0.14)          (0.72)        1.21        (0.23)        1.27
                          ----------        --------      -------     --------      -------
Less Distributions
Distributions From Net
  Investment Income.....       (0.16)          (0.60)       (0.32)       (0.53)       (0.38)
Distributions From Net
  Realized Capital
  Gains.................       (0.21)           0.00         0.00         0.00         0.00
                          ----------        --------      -------     --------      -------
Total Distributions.....       (0.37)          (0.60)       (0.32)       (0.53)       (0.38)
                          ----------        --------      -------     --------      -------
Net Asset Value, End of
  Period................      $11.75          $10.43       $11.32       $10.44       $11.33
                          ==========        ========      =======     ========      =======
Total Return (%)........        (1.2)(c)        (6.2)        11.7(c)      (2.0)(c)     12.3(c)
Ratio of Operating
  Expenses to Average
  Net Assets (%)........        1.97(b)         2.04         2.12(b)      0.93(b)      1.12(b)
Ratio of Net Investment
  Income to Average
  Net Assets (%)........        5.03(b)         5.91         5.98(b)      7.25(b)      6.98(b)
Portfolio Turnover Rate
  (%)...................         276             809          758(b)       809          758(b)
Net Assets, End of
  Period (000)..........      $1,255          $2,760       $3,764       $4,104       $4,714

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Not computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

June 30, 1995 (unaudited)

1. The Fund is a series of The New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, and Class Y shares. The Fund commenced its public offering of Class B shares on September 23, 1993, and of Class Y shares on March 31, 1994. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets attributable to their class, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

June 30, 1995 (unaudited)

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling future, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. When a fund writes a call or put option, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the fund has written expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchases upon exercise of the option.

The premium paid by a fund for the purchase of a call or a put option is included in the asset section of the fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the fund has purchased expires on the stipulated expiration date, the fund will realize a loss in the amount of the cost of the option. If the fund enters into a closing sale transaction, the fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the fund exercises a purchased call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the fund gives up the opportunity of profit if the market price of the underlying security increases above the strike price. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

June 30, 1995 (unaudited)

D. INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts to hedge against changes in the values of securities the fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded, currently up to $3,000 per contract. Pursuant to the contract, the fund agrees to receive from or pay to the broker involved in the transaction an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that changes in the value of the contract may not correlate with changes in the value of the underlying securities.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for mortgaged backed securities for book and tax purposes. Permanent book and tax basis differences will result in reclassification to the capital accounts.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

H. DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

June 30, 1995 (unaudited)

securities will be delivered and paid for are fixed at the time the transaction is negotiated.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the six months ended June 30, 1995 were as follows:

 PURCHASES          SALES
------------     ------------
    U.S.             U.S.
  GOVERNMENT      GOVERNMENT
------------     ------------
$579,632,195     $597,996,396

Investments in written options for the Fund for the six months ended June 30, 1995 are summarized as follows:

                                                     WRITTEN OPTIONS
                                                  ----------------------
                                                  NUMBER OF     PREMIUMS
                                                  CONTRACTS     RECEIVED
                                                  ---------     --------
Contracts opened..............................       1,150      $380,027
Contracts closed..............................      (1,150)     (380,027)
                                                  ---------     --------
                                                         0      $      0
                                                   =======      ========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the six months ended June 30, 1995 provided for fees as set forth below:

                ANNUAL PERCENTAGE
FEES EARNED            RATE            ANNUAL NET ASSET VALUE LEVELS
----------      ------------------    ------------------------------
  $497,016      0.650%                the first $200 million
                0.625%                the next $300 million
                0.600%                the excess over $500 million

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

June 30, 1995 (unaudited)

connection with requirements of regulatory authorities. For the six months ended June 30, 1995 these expenses amounted to $26,716 and are shown separately in the financial statements as accounting and administrative services.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $128,094 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A Shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $182,737 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1995 is $1,583,658.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $4,058 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1995, the Fund paid New England Funds $12,175 in distribution fees under the Class B Plan.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

June 30, 1995 (unaudited)

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1995 amounted to $108,790.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                        $2,400
Meeting Fee                            $125/meeting
Committee Meeting Fee                  $75/meeting
Committee Chairman Annual Retainer     $125

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

June 30, 1995 (unaudited)

4. CAPITAL SHARES. At June 30, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class Y capital stock. Transactions in capital shares were as follows:

                                             YEAR ENDED                 SIX MONTHS ENDED
                                         DECEMBER 31, 1994               JUNE 30, 1995
                                      -----------------------       -----------------------
CLASS A                               SHARES         AMOUNT         SHARES         AMOUNT
-------                              ---------     -----------     ---------     -----------
Shares sold.......................    1,707,576    $ 19,003,399       541,776    $  5,836,929
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............      813,974       8,906,248       389,545       4,239,391
                                      ---------     -----------     ---------     -----------
                                      2,521,550      27,909,647       931,321      10,076,320
Shares redeemed...................   (3,859,299)    (42,427,673)   (1,982,228)    (21,426,729)
                                      ---------     -----------     ---------     -----------
Net decrease......................   (1,337,749)   $(14,518,026)   (1,050,907)   $(11,350,409)
                                      =========      ==========     =========      ==========

                                             YEAR ENDED                 SIX MONTHS ENDED
                                         DECEMBER 31, 1994               JUNE 30, 1995
                                      -----------------------       -----------------------
CLASS B                                SHARES         AMOUNT         SHARES         AMOUNT
-------                               ---------     -----------     ---------     -----------
Shares sold.......................      233,553    $  2,587,547        76,493    $    825,231
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............        9,080          98,541         6,821          74,362
                                      ---------     -----------     ---------     -----------
                                        242,633       2,686,088        83,314         899,593
Shares redeemed...................      (84,746)       (907,115)      (15,574)       (170,488)
                                      ---------     -----------     ---------     -----------
Net increase......................      157,887    $  1,778,973        67,740    $    729,105
                                      =========     ===========     =========      ==========

                                        MARCH 31 (A) THROUGH            SIX MONTHS ENDED
                                         DECEMBER 31, 1994               JUNE 30, 1995
                                      -----------------------       -----------------------
CLASS Y                                SHARES         AMOUNT         SHARES         AMOUNT
-------                               ---------     -----------     ---------     -----------
Shares sold.......................      503,105    $  5,576,530        51,885    $    553,585
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............       20,659         222,025        14,172         154,409
                                      ---------     -----------     ---------     -----------
                                        523,764       5,798,555        66,057         707,994
Shares redeemed...................     (130,704)     (1,398,204)      (43,020)       (464,249)
                                      ---------     -----------     ---------     -----------
Net increase......................      393,060    $  4,400,351        23,037    $    243,745
                                      =========     ===========     =========     ===========
Total (decrease) from capital
  share transactions..............     (786,802)   $ (8,338,702)     (960,130)   $(10,377,559)
                                      =========     ===========     =========     ===========

(a) Commencement of operations.

-------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
-------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY

1.  It's an easy way to build assets

2.  It's convenient and effortless

3.  It requires a low minimum to get started

4. It can help you reach important long-term goals like retirement or college funding

5.  It can help you benefit from the ups and downs of the market

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

                        THE POWER OF MONTHLY INVESTING

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:

Monthly investments of $50:

Years                   Growth of Monthly Investments
-----                   -----------------------------
0                               $0
5                               $3,661
10                              $9,040
15                              $16,943
20                              $28,555
25                              $45,618

Monthly investments of $100:
Years                   Growth of Monthly Investments
-----                   -----------------------------
0                               $0
5                               $7,322
10                              $18,079
15                              $33,886
20                              $57,111
25                              $91,236

Monthly investments of $200:
Years                   Growth of Monthly Investments
-----                   -----------------------------
0                               $0
5                               $14,643
10                              $36,158
15                              $67,772
20                              $114,222
25                              $182,472

Monthly investments of $500:
Years                   Growth of Monthly Investments
-----                   -----------------------------
0                               $0
5                               $36,608
10                              $90,396
15                              $169,429
20                              $285,555
25                              $456,181

[Chart Caption]

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

                                NEW ENGLAND FUNDS





                                   STOCK FUNDS

                            International Equity Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                                   Value Fund
                            Growth Opportunities Fund
                                  Balanced Fund

                                   BOND FUNDS

                                High Income Fund
                              Strategic Income Fund
                           Government Securities Fund
                                Bond Income Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS

                             Tax Exempt Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS

                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

                             New England Funds, L.P.
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478


           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                               [NEW ENGLAND LOGO]
                               NEW ENGLAND FUNDS
                           Where The Best Minds Meet



                              --------------------
                               399 Boylston Street

                              Boston, Massachusetts

                                      02116
                              --------------------




                    [RECYCLE LOGO] Printed On Recycled Paper